Convertible Debenture (Tables)	12 Months Ended
Jan. 31, 2020
Schedule of convertible debenture
	January 31, 2020 $	January 31, 2019 $	February 1, 2018 $

March 2, 2018 note	–	3,476,690	–

	–	3,476,690	–